CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading debt securities [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2022			¥ 594,493	¥ 697,507	¥ 1,606,987	¥ 136,912	¥ (43,803)		¥ 34,864		¥ (112,355)		¥ 58,198	[1]
Net Income (Loss)		¥ 92,786			92,786
Cash dividends					(51,050)								(3,868)	[1]
Loss on disposal of treasury stock					(1,718)
Stock-based compensation awards				9,411
Changes in ownership interests in subsidiaries				287
Changes in an affiliated company's interests				(16)
Net change during the year						105,855
Pension liability adjustment		11,629					11,629
Own credit adjustments		72,997							72,997
Repurchases of common stock											(24,728)
Sales of common stock											0
Common stock issued to employees											18,509
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		1,110											(1,110)	[1]
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments	[1]												1,058
Transaction between NHI group and noncontrolling interest holders, net	[1]												25,956
Other net change in noncontrolling interests													(4,659)
Net unrealized loss on non-trading debt securities
Balance at end of year at Mar. 31, 2023		3,224,142	594,493	707,189	1,647,005	242,767	(32,174)		107,861	¥ 318,454	(118,574)	¥ 3,148,567	75,575	[1]
Net Income (Loss)		165,863			165,863
Cash dividends					(68,674)								(3,548)	[1]
Loss on disposal of treasury stock					(2,364)
Stock-based compensation awards				1,609
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests				(13)
Net change during the year						201,304
Pension liability adjustment		12,662					12,662
Own credit adjustments		(72,436)							(72,436)
Repurchases of common stock											(61,199)
Sales of common stock											0
Common stock issued to employees											24,870
Cancellation of treasury stock					(36,105)						36,105
Net income (loss) attributable to noncontrolling interests		(11,357)											11,357	[1]
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments	[1]												2,042
Transaction between NHI group and noncontrolling interest holders, net	[1]												11,855
Other net change in noncontrolling interests	[1]												1,043
Net unrealized loss on non-trading debt securities
Balance at end of year at Mar. 31, 2024		3,448,513	594,493	708,785	1,705,725	444,071	(19,512)		35,425	459,984	(118,798)	3,350,189	98,324	[1]
Net Income (Loss)		340,736			340,736
Cash dividends					(168,477)								(10,680)	[1]
Loss on disposal of treasury stock					(10,605)
Stock-based compensation awards				(3,929)
Changes in ownership interests in subsidiaries				36
Changes in an affiliated company's interests				(15)
Net change during the year						(36,094)
Pension liability adjustment		12,407					12,407
Own credit adjustments		12,658							12,658
Repurchases of common stock											(58,835)
Sales of common stock											0
Common stock issued to employees											33,955
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		(6,519)											6,519	[1]
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments	[1]												(1,243)
Transaction between NHI group and noncontrolling interest holders, net	[1]												(5,370)
Other net change in noncontrolling interests	[1]												22,570
Net unrealized loss on non-trading debt securities		(1,147)						(1,147)
Balance at end of year at Mar. 31, 2025		¥ 3,580,999	¥ 594,493	¥ 704,877	¥ 1,867,379	¥ 407,977	¥ (7,105)	¥ (1,147)	¥ 48,083	¥ 447,808	¥ (143,678)	¥ 3,470,879	¥ 110,120	[1]

[1]	Certain reclassifications of previously reported amounts for the year ended March 31, 2023 have been made to conform to the current period presentation.